Allowance for Loan Losses (Details Textual)	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Minimum percentage of loan in general reserve	1.00%
Loan interest rate	1.00%
Special mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan in specific resevre	2.00%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan in specific resevre	25.00%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan in specific resevre	50.00%
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan in specific resevre	100.00%